Fair Value Measurements - Quantitative inputs and assumptions for Level 3 financial instruments carried at fair value on nonrecurring basis (Details 2) (Level 3, Fair Value Measurements Nonrecurring, USD $)
In Thousands, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 3,682	$ 3,723	$ 4,148
Foreclosed real estate	829	829	962
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,682	3,723	4,148
Valuation Methodology, Appraisals	Appraisals	Appraisals	Appraisals
Valuation Methodology, Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows
Unobservable Input, Discount rate	1.90%	1.90%	5.00%
Impaired loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input, Discount for dated appraisals	3.50%	3.50%	0.00%
Impaired loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input, Discount for dated appraisals	5.00%	5.00%	13.70%
Foreclosed Real Estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed real estate	$ 829	$ 829	$ 962
Valuation Methodology, Appraisals	Appraisals	Appraisals	Appraisals
Foreclosed Real Estate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input, Discount for dated appraisals	29.40%	29.40%	6.00%
Foreclosed Real Estate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input, Discount for dated appraisals	46.00%	46.00%	10.00%